Inventories (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Total	$ 156,990	$ 303,297
Held for sale
Total	154,293	297,878
Held for sale | Marine Fuel Oil
Total	131,372	270,066
Held for sale | Marine Gas Oil
Total	22,921	27,812
Held for consumption
Total	2,697	5,419
Held for consumption | Marine Fuel Oil
Total	1,819	4,477
Held for consumption | Lubricants
Total	700	809
Held for consumption | Stores
Total	14	20
Held for consumption | Victuals
Total	$ 164	$ 113